Lease Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Lease Liabilities
Schedule of Undiscounted Lease Liabilities

The undiscounted lease liabilities are as follows:

Year Ending December 31,
2026	$321,961
2027	437,483
2028	374,218
2029	236,577
2030	242,492
Thereafter	1,876,477

Total Future Minimum Lease Payments	$3,489,208

Less: Interest	(1,711,465)

Present Value of Lease Liabilities	1,777,743

Less: Current Portion of Lease Liabilities	(167,154)

Lease Liabilities, Net of Current Portion	$1,610,589

The undiscounted lease liabilities are as follows:

Year Ending December 31,
2026	$429,020
2027	437,483
2028	374,218
2029	236,577
2030	242,492
Thereafter	1,876,477

Total Future Minimum Lease Payments	$3,596,267

Less: Interest	(1,776,862)

Present Value of Lease Liabilities	1,819,405

Less: Current Portion of Lease Liabilities	(160,285)

Lease Liabilities, Net of Current Portion	$1,659,120